DEBT	6 Months Ended
Jun. 30, 2017
DEBT
DEBT

8. DEBT

CREDIT FACILITIES

		June 30, 2017
	Maturity	Total
	Dates	Facilities	Draws1	Available
(millions of Canadian dollars)
Enbridge Inc.	2018-2022	6,826	5,686	1,140
Enbridge (U.S.) Inc.	2018-2019	3,805	2,216	1,589
Enbridge Energy Partners, L.P.	2019-2020	3,409	1,994	1,415
Enbridge Gas Distribution Inc.	2018	1,017	684	333
Enbridge Income Fund	2019	1,500	771	729
Enbridge Pipelines (Southern Lights) L.L.C.	2018	26	-	26
Enbridge Pipelines Inc.	2018	3,000	1,105	1,895
Enbridge Southern Lights LP	2018	5	-	5
Spectra Energy Capital, LLC2	2021	1,299	-	1,299
Spectra Energy Partners2	2021	3,247	1,721	1,526
Westcoast Energy Inc.2	2021	400	-	400
Union Gas Limited2	2021	700	300	400

Total committed credit facilities		25,234	14,477	10,757

1	Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.
2	These facilities were acquired on February 27, 2017 in conjunction with the Merger Transaction (Note 5).

During the second quarter of 2017, the Company completed the following term debt offerings:

•	$1.2 billion of unsecured medium-term notes with maturity dates ranging from 2022 to 2044 and fixed interest rates ranging from 3.2% to 4.6%.
•	$750 million of unsecured floating rate notes which mature in 2019 and carry an interest rate equal to the three-month banker’s acceptance rate plus 59 basis points.
•	US$500 million of unsecured floating rate notes which mature in 2020 and carry an interest rate equal to the three-month London Interbank Offered Rate (LIBOR) rate plus 70 basis points.

During the second quarter of 2017, SEP issued US$400 million of unsecured floating rate notes which mature in 2020 and carry an interest rate equal to the three-month LIBOR rate plus 70 basis points.

During the first quarter of 2017, the Company established a five-year, term credit facility for $239 million (¥20,000 million) with a syndicate of Japanese banks.

In addition to the committed credit facilities noted above, the Company also has $556 million (December 31, 2016 - $335 million) of uncommitted demand credit facilities, of which $148 million (December 31, 2016 - $177 million) were unutilized as at June 30, 2017.

Certain credit facilities serve as a back-stop to the commercial paper programs and the Company has the option to extend the facilities, which are currently set to mature from 2018 to 2022.

As at June 30, 2017, commercial paper and credit facility draws, net of short-term borrowings and non-revolving credit facilities that mature within one year, of $13,377 million (December 31, 2016 - $7,344 million) are supported by the availability of long-term committed credit facilities and therefore have been classified as long-term debt.

ANNUAL MATURITIES AND INTEREST OBLIGATIONS[1]

	2017 [2]	2018	2019	2020	2021	Thereafter
(millions of Canadian dollars)
Annual maturities3	1,138	3,227	4,790	5,191	2,787	34,510
Interest obligations4	1,238	2,336	2,127	1,905	1,726	19,412

1	This table excludes the debt issuances and tender offers that occurred subsequent to June 30, 2017 (Note 16).
2	For the six months ending December 31, 2017.
3	Includes the Company’s debenture, term note and non-revolving credit facility maturities.
4	Includes the Company’s debentures and term notes bearing interest at fixed and floating rates.

As a result of the Merger Transaction, the debt of the Company increased by $22,978 million on the acquisition date. Accordingly, annual debt repayment amounts have also increased and have been reflected in the table above.

The Company has the ability under certain debt facilities to call and repay the obligations prior to scheduled maturities. Therefore, the actual timing of future cash repayments could be materially different than presented above.

DEBT COVENANTS

The Company was in compliance with all terms and conditions of its committed credit facility agreements and term debt indentures as at June 30, 2017.